Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Carrying Value of Term Loan Facility

As at December 31, 2012, the carrying value of the term loan facility is as follows:

	As at December 31, 2012	As at December 31, 2011
15% Term loan facility	$1,000	$—
Unamortized discount	(119)	—
Accrued interest	30	—

Net carrying amount	$911	$—